SAFECO RESOURCE SERIES TRUST



                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                       SUPPLEMENT DATED FEBRUARY 20, 2003




Effective February 14, 2003, the following information replaces the last paragraph on page 6 regarding Fund Manager of the SAFECO RST Growth Opportunities Portfolio:



The Portfolio is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Portfolio's assets.






                           [SAFECO LOGO]

                          SAFECO RESOURCE SERIES TRUST



                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                       SUPPLEMENT DATED FEBRUARY 20, 2003




Effective February 14, 2003, the following information replaces the last paragraph on page 3 regarding Fund Manager of the SAFECO RST Growth Opportunities Portfolio:



The Portfolio is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Portfolio's assets.






                                 [ SAFECO LOGO]